Deferred tax - Movements of Major Gross Deferred Tax Assets (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	[1]	£ 212.9	£ 187.9
Ending balance		341.5	212.9	[1]
Gross deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		477.5	430.9
(Charge)/credit to income		80.9	57.4
Credit to other comprehensive income		(3.0)	7.4
Exchange differences and other movements		(3.2)	(18.2)
Acquisition of subsidiaries		0.9
Credit to equity		11.9
Ending balance		565.0	477.5
Gross deferred tax assets | Deferred compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		49.5	53.5
(Charge)/credit to income		58.2	(1.5)
Credit to other comprehensive income		0.0	0.0
Exchange differences and other movements		0.8	(2.5)
Acquisition of subsidiaries		0.0
Credit to equity		0.0
Ending balance		108.5	49.5
Gross deferred tax assets | Accounting provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		109.5	87.4
(Charge)/credit to income		0.3	30.3
Credit to other comprehensive income		0.0	0.0
Exchange differences and other movements		(3.6)	(8.2)
Acquisition of subsidiaries		0.0
Credit to equity		0.0
Ending balance		106.2	109.5
Gross deferred tax assets | Retirement benefit obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		57.9	57.5
(Charge)/credit to income		1.2	(3.5)
Credit to other comprehensive income		(3.0)	7.4
Exchange differences and other movements		(2.7)	(3.5)
Acquisition of subsidiaries		0.0
Credit to equity		0.0
Ending balance		53.4	57.9
Gross deferred tax assets | Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		80.9	84.7
(Charge)/credit to income		(15.9)	(3.4)
Credit to other comprehensive income		0.0	0.0
Exchange differences and other movements		3.0	(0.4)
Acquisition of subsidiaries		0.0
Credit to equity		0.0
Ending balance		68.0	80.9
Gross deferred tax assets | Tax losses and credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		90.3	86.3
(Charge)/credit to income		19.7	5.9
Credit to other comprehensive income		0.0	0.0
Exchange differences and other movements		0.5	(1.9)
Acquisition of subsidiaries		0.0
Credit to equity		0.0
Ending balance		110.5	90.3
Gross deferred tax assets | Share- based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		21.4	21.5
(Charge)/credit to income		9.9	0.4
Credit to other comprehensive income		0.0	0.0
Exchange differences and other movements		0.3	(0.5)
Acquisition of subsidiaries		0.0
Credit to equity		11.9
Ending balance		43.5	21.4
Gross deferred tax assets | Restructuring provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		56.4	25.8
(Charge)/credit to income		9.1	31.9
Credit to other comprehensive income		0.0	0.0
Exchange differences and other movements		(4.4)	(1.3)
Acquisition of subsidiaries		0.0
Credit to equity		0.0
Ending balance		61.1	56.4
Gross deferred tax assets | Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		11.6	14.2
(Charge)/credit to income		(1.6)	(2.7)
Credit to other comprehensive income		0.0	0.0
Exchange differences and other movements		2.9	0.1
Acquisition of subsidiaries		0.9
Credit to equity		0.0
Ending balance		£ 13.8	£ 11.6

[1]	Figures have been restated as described in the accounting policies.